Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance percentage					100.00%	100.00%
Valuation allowance increase					$ 1,000,000.0
Operating loss carryforwards description						the Company had federal net operating loss carryforward of approximately $15,680 thousand of which approximately $1,163 thousand will begin to expire in 2037 for federal tax purposes, and approximately $14,517 thousand in federal net operating loss carryforward can be carried forward indefinitely. While these federal NOLs do not expire, the Tax Cuts & Jobs Act of 2017 limits the amount of federal net operating loss utilized each year after December 31, 2017 to 80% of taxable income. As at December 31, 2025, the Company has state net operating loss carryforward of approximately $24,630 thousand that start expiring in 2026. In addition, the Company has foreign net operating loss carryforward of $2,104 thousand that start expiring in 2042.
Unrecognized tax benefits					21,000	$ 22,000	$ 22,000
Income tax expense			$ 4,000		$ 3,000	31,000
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforward						15,680,000
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforward						$ 24,630,000